Mineral Property Interests - Schedule of Mineral Property Interests (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Mineral Property Interests [Line Items]
Balance at Beginning	$ 44,013	$ 10,758,885
Acquisition of San Luis Project	10,623,949
Acquisition of concession		27,626
Transfer of concession
Foreign exchange adjustment	90,923	1,401,537
Balance at Ending	10,758,885	12,188,048
San Luis (Peru) [Member]
Mineral Property Interests [Line Items]
Balance at Beginning		10,714,100
Acquisition of San Luis Project	10,623,949
Acquisition of concession		27,626
Transfer of concession		19,659
Foreign exchange adjustment	90,151	1,397,636
Balance at Ending	10,714,100	12,159,021
La Estrella (Peru) [Member]
Mineral Property Interests [Line Items]
Balance at Beginning	44,013	44,785
Acquisition of San Luis Project
Acquisition of concession
Transfer of concession		(19,659)
Foreign exchange adjustment	772	3,901
Balance at Ending	$ 44,785	$ 29,027